Vanguard® S&P 500 Value Index Fund
Schedule of Investments (unaudited)
As of November 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Communication Services (10.1%)
*	Meta Platforms Inc. Class A	506,319	165,642
*	Netflix Inc.	100,952	47,848
	Comcast Corp. Class A	937,560	39,274
*	Walt Disney Co.	416,832	38,636
	Verizon Communications Inc.	957,730	36,710
	AT&T Inc.	1,628,566	26,985
*	Charter Communications Inc. Class A	23,184	9,277
*	Take-Two Interactive Software Inc.	36,021	5,698
	T-Mobile US Inc.	37,794	5,686
*	Warner Bros Discovery Inc.	505,905	5,287
	Omnicom Group Inc.	45,158	3,641
*	Live Nation Entertainment Inc.	32,250	2,716
	Interpublic Group of Cos. Inc.	88,007	2,705
	Electronic Arts Inc.	17,931	2,475
	News Corp. Class A	94,309	2,079
*	Match Group Inc.	63,227	2,047
	Fox Corp. Class A	57,233	1,691
	Paramount Global Class B	109,669	1,576
	Fox Corp. Class B	30,475	843
	News Corp. Class B	18,906	436
			401,252
Consumer Discretionary (11.1%)
*	Amazon.com Inc.	1,116,935	163,173
	Home Depot Inc.	107,647	33,746
	NIKE Inc. Class B	279,061	30,772
*	Booking Holdings Inc.	8,130	25,412
	McDonald's Corp.	63,084	17,780
	Starbucks Corp.	127,846	12,695
	Ross Stores Inc.	77,596	10,117
	General Motors Co.	313,443	9,905
	Ford Motor Co.	895,571	9,189
	TJX Cos. Inc.	94,276	8,307
	Lowe's Cos. Inc.	41,395	8,231
*	Airbnb Inc. Class A	58,290	7,364
	Lennar Corp. Class A	57,246	7,323
*	Royal Caribbean Cruises Ltd.	53,774	5,779
	Marriott International Inc. Class A	27,997	5,675
*	Aptiv plc	64,544	5,347
	Hilton Worldwide Holdings Inc.	31,020	5,196
	eBay Inc.	121,482	4,982
*	NVR Inc.	742	4,567

		Shares	Market Value ($000)
	PulteGroup Inc.	50,097	4,430
	DR Horton Inc.	34,611	4,419
	Darden Restaurants Inc.	27,486	4,301
*	Expedia Group Inc.	31,352	4,269
	Garmin Ltd.	34,835	4,258
	Las Vegas Sands Corp.	84,093	3,878
*	Carnival Corp.	229,382	3,454
	Best Buy Co. Inc.	44,174	3,134
	Yum! Brands Inc.	22,969	2,884
	LKQ Corp.	60,840	2,709
	MGM Resorts International	63,819	2,517
*	CarMax Inc.	35,962	2,299
*	Caesars Entertainment Inc.	48,865	2,185
	Wynn Resorts Ltd.	22,010	1,858
	BorgWarner Inc.	53,542	1,804
	Domino's Pizza Inc.	4,343	1,706
	Bath & Body Works Inc.	52,010	1,697
	Tapestry Inc.	53,198	1,685
*	Norwegian Cruise Line Holdings Ltd.	96,938	1,480
	Hasbro Inc.	29,588	1,373
	Whirlpool Corp.	12,453	1,356
	VF Corp.	75,015	1,255
	Ralph Lauren Corp. Class A	9,181	1,188
	Genuine Parts Co.	8,934	1,186
	Pool Corp.	3,319	1,153
*	Mohawk Industries Inc.	12,046	1,064
*	Etsy Inc.	11,769	892
	Lennar Corp. Class B	360	41
			440,035
Consumer Staples (6.5%)
	Walmart Inc.	325,088	50,613
	Procter & Gamble Co.	241,645	37,097
	Costco Wholesale Corp.	34,314	20,339
	Coca-Cola Co.	310,406	18,140
	Philip Morris International Inc.	162,704	15,190
	Target Corp.	105,136	14,068
	Mondelez International Inc. Class A	142,659	10,137
	Sysco Corp.	115,136	8,309
	Altria Group Inc.	194,128	8,161
	Estee Lauder Cos. Inc. Class A	52,867	6,751
	Colgate-Palmolive Co.	84,838	6,683
	Kroger Co.	150,585	6,666
	Kraft Heinz Co.	182,151	6,395
	Church & Dwight Co. Inc.	55,962	5,408
	Kimberly-Clark Corp.	40,100	4,962
	Archer-Daniels-Midland Co.	62,182	4,585
	Constellation Brands Inc. Class A	16,189	3,893
	Keurig Dr Pepper Inc.	114,425	3,612
	Walgreens Boots Alliance Inc.	163,635	3,263
	Conagra Brands Inc.	108,787	3,078
	Tyson Foods Inc. Class A	64,894	3,040
	General Mills Inc.	42,532	2,708
	J M Smucker Co.	24,110	2,646
	Molson Coors Beverage Co. Class B	42,214	2,598
	Bunge Global SA	20,246	2,224
	Clorox Co.	15,511	2,223
	McCormick & Co. Inc. (Non-Voting)	27,924	1,810
	Kellanova	26,975	1,417

		Shares	Market Value ($000)
	Brown-Forman Corp. Class B	18,774	1,103
	Campbell Soup Co.	18,355	738
	Hormel Foods Corp.	18,423	564
			258,421
Energy (1.5%)
	Phillips 66	101,434	13,074
	Valero Energy Corp.	80,443	10,084
	Schlumberger NV	152,209	7,921
	Baker Hughes Co. Class A	230,114	7,767
	Kinder Morgan Inc.	441,846	7,763
	Halliburton Co.	204,765	7,583
	Marathon Petroleum Corp.	47,284	7,054
			61,246
Financials (19.4%)
*	Berkshire Hathaway Inc. Class B	415,438	149,558
	JPMorgan Chase & Co.	662,010	103,326
	Bank of America Corp.	1,574,788	48,015
	Wells Fargo & Co.	833,419	37,162
	S&P Global Inc.	74,120	30,821
	Goldman Sachs Group Inc.	75,105	25,651
	BlackRock Inc.	31,967	24,015
	Morgan Stanley	290,655	23,061
	Citigroup Inc.	438,661	20,222
	CME Group Inc.	81,938	17,892
	Intercontinental Exchange Inc.	130,350	14,839
*	PayPal Holdings Inc.	250,124	14,410
	US Bancorp	354,593	13,517
	PNC Financial Services Group Inc.	90,692	12,149
	American Express Co.	67,610	11,546
	American International Group Inc.	162,221	10,676
	Aflac Inc.	123,177	10,188
	Truist Financial Corp.	303,372	9,750
	Capital One Financial Corp.	86,930	9,707
	Chubb Ltd.	40,247	9,234
	MetLife Inc.	143,936	9,159
	Bank of New York Mellon Corp.	177,467	8,575
	Charles Schwab Corp.	138,952	8,521
	Allstate Corp.	59,602	8,217
	Prudential Financial Inc.	82,733	8,090
	Marsh & McLennan Cos. Inc.	40,532	8,083
	Fidelity National Information Services Inc.	135,080	7,921
	Moody's Corp.	19,062	6,957
	Global Payments Inc.	59,298	6,905
	Willis Towers Watson plc	23,910	5,889
*	Fiserv Inc.	43,110	5,631
	Hartford Financial Services Group Inc.	69,776	5,454
	State Street Corp.	72,731	5,296
	Aon plc Class A	15,688	5,153
	T. Rowe Price Group Inc.	51,012	5,108
	M&T Bank Corp.	37,867	4,853
	Fifth Third Bancorp	155,423	4,499
	Arthur J Gallagher & Co.	17,642	4,393
	Travelers Cos. Inc.	23,934	4,323
	MSCI Inc. Class A	7,738	4,030
	Northern Trust Corp.	47,072	3,730
	Huntington Bancshares Inc.	329,473	3,710
	Cincinnati Financial Corp.	35,665	3,666

		Shares	Market Value ($000)
	Regions Financial Corp.	214,455	3,577
	Synchrony Financial	95,064	3,076
	Loews Corp.	42,025	2,954
	Citizens Financial Group Inc.	108,092	2,948
	KeyCorp	213,155	2,641
	Discover Financial Services	23,862	2,219
	Assurant Inc.	12,056	2,026
*	FleetCor Technologies Inc.	7,914	1,903
	Everest Group Ltd.	4,137	1,698
	Brown & Brown Inc.	21,976	1,642
	Franklin Resources Inc.	64,791	1,607
	FactSet Research Systems Inc.	3,478	1,577
	Nasdaq Inc.	27,726	1,548
	Principal Financial Group Inc.	19,720	1,456
	Invesco Ltd.	101,991	1,455
	Cboe Global Markets Inc.	7,946	1,448
	Comerica Inc.	30,024	1,358
	Zions Bancorp NA	33,624	1,198
	MarketAxess Holdings Inc.	4,421	1,062
	Globe Life Inc.	5,925	730
			772,025
Health Care (8.0%)
	Johnson & Johnson	208,424	32,235
	Medtronic plc	303,243	24,038
	Stryker Corp.	76,995	22,816
	CVS Health Corp.	292,523	19,877
	Abbott Laboratories	189,743	19,788
	Zoetis Inc. Class A	104,845	18,523
	Becton Dickinson & Co.	66,085	15,608
*	Intuitive Surgical Inc.	40,814	12,687
*	Edwards Lifesciences Corp.	138,497	9,378
*	Centene Corp.	123,359	9,089
	Cigna Group	34,394	9,041
*	Boston Scientific Corp.	156,808	8,764
	McKesson Corp.	16,613	7,817
	Cencora Inc.	37,990	7,726
	Cardinal Health Inc.	58,070	6,218
	GE HealthCare Technologies Inc.	89,173	6,105
	West Pharmaceutical Services Inc.	16,847	5,909
	Zimmer Biomet Holdings Inc.	47,693	5,547
	HCA Healthcare Inc.	21,125	5,291
	Humana Inc.	10,170	4,931
*	IQVIA Holdings Inc.	21,749	4,656
	STERIS plc	22,438	4,509
*	IDEXX Laboratories Inc.	9,632	4,487
	Laboratory Corp. of America Holdings	20,214	4,385
	Baxter International Inc.	115,298	4,160
*	Biogen Inc.	17,532	4,104
	Cooper Cos. Inc.	11,255	3,792
*	Illumina Inc.	35,992	3,669
*	Align Technology Inc.	16,257	3,476
	Agilent Technologies Inc.	26,846	3,431
	Revvity Inc.	28,230	2,510
	Viatris Inc.	272,692	2,503
	ResMed Inc.	15,416	2,431
	Teleflex Inc.	10,718	2,419
*	Charles River Laboratories International Inc.	11,701	2,306
*	Henry Schein Inc.	29,762	1,986

		Shares	Market Value ($000)
	Universal Health Services Inc. Class B	14,117	1,941
*	Mettler-Toledo International Inc.	1,748	1,909
*	Catalent Inc.	41,054	1,595
	DENTSPLY SIRONA Inc.	48,223	1,531
*	Bio-Rad Laboratories Inc. Class A	4,754	1,450
*	DaVita Inc.	12,232	1,241
	Quest Diagnostics Inc.	8,673	1,190
	Bio-Techne Corp.	18,633	1,172
			318,241
Industrials (11.8%)
	General Electric Co.	247,919	30,197
*	Boeing Co.	129,165	29,918
	Honeywell International Inc.	151,242	29,631
	RTX Corp.	331,557	27,015
	United Parcel Service Inc. Class B	164,784	24,983
	Eaton Corp. plc	90,887	20,694
	Union Pacific Corp.	69,416	15,637
	FedEx Corp.	52,713	13,644
	Parker-Hannifin Corp.	29,216	12,656
	3M Co.	125,740	12,457
	Trane Technologies plc	52,017	11,725
	Caterpillar Inc.	46,476	11,652
	Norfolk Southern Corp.	51,714	11,282
	PACCAR Inc.	119,065	10,933
	Carrier Global Corp.	190,783	9,913
	Emerson Electric Co.	94,180	8,373
	Otis Worldwide Corp.	93,847	8,051
	CSX Corp.	237,816	7,681
	Illinois Tool Works Inc.	30,738	7,445
	United Rentals Inc.	15,576	7,414
	Rockwell Automation Inc.	26,172	7,209
	Lockheed Martin Corp.	14,820	6,636
	Ingersoll Rand Inc.	92,216	6,587
	TransDigm Group Inc.	6,658	6,411
	General Dynamics Corp.	24,276	5,995
	Waste Management Inc.	34,480	5,896
	Xylem Inc.	54,930	5,775
	Johnson Controls International plc	106,037	5,599
	Fortive Corp.	80,327	5,541
	Delta Air Lines Inc.	146,754	5,420
	Westinghouse Air Brake Technologies Corp.	40,718	4,746
	Howmet Aerospace Inc.	89,417	4,703
	Dover Corp.	31,921	4,506
	Cintas Corp.	8,092	4,477
	Northrop Grumman Corp.	9,089	4,319
	Verisk Analytics Inc. Class A	17,884	4,318
	L3Harris Technologies Inc.	21,508	4,104
	AMETEK Inc.	26,321	4,086
	Fastenal Co.	66,296	3,976
	Paychex Inc.	31,376	3,827
	Jacobs Solutions Inc.	28,762	3,658
	Cummins Inc.	15,800	3,542
	Southwest Airlines Co.	135,591	3,467
	Textron Inc.	45,035	3,452
	Republic Services Inc. Class A	21,026	3,403
	Stanley Black & Decker Inc.	34,831	3,166
	Equifax Inc.	14,229	3,098
*	United Airlines Holdings Inc.	74,496	2,935

		Shares	Market Value ($000)
	Nordson Corp.	12,360	2,909
	Broadridge Financial Solutions Inc.	13,976	2,709
*	Ceridian HCM Holding Inc.	35,616	2,454
	Pentair plc	37,591	2,426
	A O Smith Corp.	28,553	2,152
	Huntington Ingalls Industries Inc.	9,057	2,147
	Allegion plc	19,969	2,118
	Robert Half Inc.	24,356	1,997
*	American Airlines Group Inc.	148,972	1,852
*	Generac Holdings Inc.	14,104	1,651
	IDEX Corp.	7,392	1,491
	Snap-on Inc.	5,157	1,417
	Leidos Holdings Inc.	10,952	1,175
*	Alaska Air Group Inc.	28,947	1,094
	CH Robinson Worldwide Inc.	12,145	996
	Masco Corp.	14,771	894
			471,635
Information Technology (19.1%)
	Microsoft Corp.	710,878	269,359
*	Salesforce Inc.	221,877	55,891
	Cisco Systems Inc.	928,291	44,911
	Intel Corp.	954,064	42,647
	Broadcom Inc.	39,991	37,021
*	Adobe Inc.	55,031	33,624
	International Business Machines Corp.	207,540	32,908
	Accenture plc Class A	73,284	24,414
*	Advanced Micro Devices Inc.	169,305	20,513
	Micron Technology Inc.	249,511	18,993
	Intuit Inc.	29,982	17,134
	Oracle Corp.	147,031	17,086
	Roper Technologies Inc.	24,305	13,082
	Texas Instruments Inc.	76,519	11,685
	Analog Devices Inc.	60,531	11,100
	TE Connectivity Ltd.	71,515	9,368
	Cognizant Technology Solutions Corp. Class A	115,121	8,102
*	ANSYS Inc.	19,806	5,810
	HP Inc.	197,943	5,808
	Motorola Solutions Inc.	17,135	5,532
	Microchip Technology Inc.	63,357	5,286
	Corning Inc.	175,244	4,993
	Hewlett Packard Enterprise Co.	293,674	4,966
	NXP Semiconductors NV	24,120	4,922
*	Autodesk Inc.	21,949	4,794
	NetApp Inc.	48,171	4,402
*	Teledyne Technologies Inc.	10,725	4,322
*	Akamai Technologies Inc.	34,561	3,993
*	Western Digital Corp.	73,066	3,530
	Skyworks Solutions Inc.	36,272	3,516
	Seagate Technology Holdings plc	43,838	3,468
*	Zebra Technologies Corp. Class A	11,679	2,768
*	Trimble Inc.	56,408	2,617
*	Keysight Technologies Inc.	18,667	2,537
	CDW Corp.	11,260	2,374
*	F5 Inc.	13,497	2,311
*	VeriSign Inc.	10,413	2,210
*	Qorvo Inc.	22,265	2,149
	Juniper Networks Inc.	73,091	2,079
*	Tyler Technologies Inc.	5,066	2,071

		Shares	Market Value ($000)
	Teradyne Inc.	17,837	1,645
	Gen Digital Inc.	60,130	1,328
*	EPAM Systems Inc.	4,200	1,084
*	DXC Technology Co.	94	2
			758,355
Materials (3.1%)
	Linde plc	43,341	17,933
	Sherwin-Williams Co.	53,885	15,023
	Ecolab Inc.	57,775	11,077
	Newmont Corp.	262,492	10,550
	Dow Inc.	160,166	8,289
	PPG Industries Inc.	53,676	7,621
	DuPont de Nemours Inc.	104,633	7,485
	Martin Marietta Materials Inc.	14,086	6,544
	LyondellBasell Industries NV Class A	58,439	5,558
	International Flavors & Fragrances Inc.	58,142	4,383
	Ball Corp.	71,976	3,980
	Avery Dennison Corp.	18,332	3,566
	Packaging Corp. of America	20,458	3,437
	Amcor plc	334,792	3,174
	Celanese Corp. Class A	22,884	3,173
	International Paper Co.	78,676	2,906
	Vulcan Materials Co.	12,389	2,646
	Westrock Co.	58,660	2,415
	Corteva Inc.	50,006	2,260
	Eastman Chemical Co.	26,947	2,259
	Sealed Air Corp.	32,778	1,094
			125,373
Real Estate (4.3%)
	Prologis Inc.	210,462	24,188
	Equinix Inc.	21,313	17,370
	Crown Castle Inc.	98,805	11,588
	Welltower Inc.	126,071	11,233
	American Tower Corp.	49,915	10,421
	Digital Realty Trust Inc.	68,963	9,571
	Simon Property Group Inc.	74,547	9,310
	Realty Income Corp.	161,518	8,716
	AvalonBay Communities Inc.	32,302	5,586
*	CBRE Group Inc. Class A	70,699	5,582
	Equity Residential	78,758	4,477
	Invitation Homes Inc.	131,365	4,382
	Ventas Inc.	91,907	4,213
	Alexandria Real Estate Equities Inc.	35,414	3,874
	Public Storage	13,743	3,556
	Mid-America Apartment Communities Inc.	26,535	3,303
	Extra Space Storage Inc.	24,128	3,141
	Essex Property Trust Inc.	14,601	3,117
	VICI Properties Inc. Class A	99,075	2,961
	Host Hotels & Resorts Inc.	162,051	2,831
	Kimco Realty Corp.	141,802	2,740
	SBA Communications Corp. Class A	10,828	2,674
	Regency Centers Corp.	37,353	2,345
	UDR Inc.	68,930	2,302
	Weyerhaeuser Co.	71,468	2,241
	Camden Property Trust	24,255	2,189
	Healthpeak Properties Inc.	124,343	2,154
	Boston Properties Inc.	32,807	1,868

			Shares	Market Value ($000)
		Federal Realty Investment Trust	16,751	1,601
		Iron Mountain Inc.	24,552	1,575
				171,109
Utilities (4.7%)
		NextEra Energy Inc.	461,024	26,975
		Southern Co.	248,414	17,632
		Duke Energy Corp.	175,576	16,202
		American Electric Power Co. Inc.	117,367	9,337
		Constellation Energy Corp.	73,268	8,868
		Exelon Corp.	226,722	8,731
		Dominion Energy Inc.	190,634	8,643
		Xcel Energy Inc.	125,701	7,648
		Public Service Enterprise Group Inc.	113,794	7,104
		Consolidated Edison Inc.	78,594	7,082
		Edison International	87,388	5,854
		American Water Works Co. Inc.	44,286	5,839
		DTE Energy Co.	47,024	4,896
		Entergy Corp.	48,080	4,876
		Eversource Energy	79,692	4,735
		Ameren Corp.	59,925	4,650
		PPL Corp.	168,185	4,393
		FirstEnergy Corp.	117,378	4,336
		Sempra	57,267	4,173
		CenterPoint Energy Inc.	144,107	4,074
		CMS Energy Corp.	66,644	3,783
		Alliant Energy Corp.	57,390	2,902
		WEC Energy Group Inc.	34,401	2,877
		Evergy Inc.	52,181	2,663
		NiSource Inc.	93,934	2,408
		Pinnacle West Capital Corp.	25,717	1,927
		Atmos Energy Corp.	13,157	1,497
		NRG Energy Inc.	27,622	1,321
		AES Corp.	62,644	1,078
				186,504
Total Common Stocks (Cost $3,542,336)				3,964,196
		Coupon
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[1]	Vanguard Market Liquidity Fund (Cost $7,293)	5.438%	72,943	7,294
Total Investments (99.8%) (Cost $3,549,629)				3,971,490
Other Assets and Liabilities—Net (0.2%)				7,872
Net Assets (100%)				3,979,362
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2023	40	9,154	296

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Emerson Electric Co.	8/30/24	BANA	3,203	(5.331)	3	—
Johnson Controls Inc.	8/30/24	BANA	2,402	(5.331)	175	—
					178	—
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	3,962,868	1,328	—	3,964,196
Temporary Cash Investments	7,294	—	—	7,294
Total	3,970,162	1,328	—	3,971,490

Derivative Financial Instruments
Assets
Futures Contracts[1]	296	—	—	296
Swap Contracts	—	178	—	178
Total	296	178	—	474
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.